Subsequent Events	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 20 - Subsequent Events

The Company has evaluated all events that occurred after June 30, 2025 through the date the unaudited condensed consolidated financial statements were available for issuance and identified the following subsequent events occurred that would require recognition or disclosure in the Company’s unaudited condensed consolidated financial statements.

On July 17, 2025, Chris Lai, the Company’s CEO/CFO attended the hearing with the Nadsaq Hearing Panel (the “Hearing Panel”) and, together with the Company’s attorney, presented the Company’s case to the Hearing Panel. During the hearing, Chris Lai made a commitment to the Hearing Panel that the Company’s Forms 10Q for the three months ended December 31, 2024, March 31, 2025, and June 30, 2025 would be filed by the middle of September 2025.

On July 25, 2025, the Company received a decision letter from the Nasdaq Hearings Panel granting the Company’s request to continue its listing on The Nasdaq Stock. The decision is conditioned on the Company (i) demonstrating compliance with Nasdaq Listing Rule 5450(a)(1) (the “Bid Price Rule”) on or before August 29, 2025, (ii) demonstrating compliance with Nasdaq Listing Rule 5450(c)(1) (the “Periodic Filing Rule”) on or before September 15, 2025, and (iii) providing the Panel with an update regarding the Company’s fundraising plans on or before September 30, 2025.

On August 7, 2025, the Company held an extraordinary general meeting of the shareholders of the Company to vote and approve 1) The Share Capital Reorganization Proposal 2) The Share Consolidation Proposal 3) The Charter Amendment Proposal and 4) The Adjournment Proposal. On the same day, the Board approved the implementation of the share consolidation at a ratio of 1-for-60 (the “Share Consolidation”). The share consolidation is expected to become effective on August 25, 2025.

On August 14, 2025, the Company executed two separate Subscription Agreements with Yasuka Infinity SDN BHD (“Yasuka Infinity”) and Goh Meng Keong. The Subscription Agreement with Yasuka Infinity is to settle a debt of USD$ 21,129.80 owed by the Company to Yasuka Infinity. As settlement of the debt, the Company agreed to issue 195,646 ordinary shares, which is 3,261 post-Share Consolidation shares. The Subscription Agreement with Goh Meng Keong is also to settle a debt of USD$ 553,201.33 owed by the Company to Goh Meng Keong. As settlement of the debt, the Company agreed to issue 11,100,000 ordinary shares, which is 185,000 post-Share Consolidation shares. On August 25, 2025, the Company issued 3,261 post-Share Consolidation shares to Yasuka Infinity and 185,000 post-Share Consolidation shares to Goh Meng Keong.

On August 19, 2025, the Company entered into a Sale and Purchase Agreement (the “Sale and Purchase Agreement”) with Cosmo Esteem SDN BHD, a company incorporated in and under the laws of Malaysia (the “Vendor”) and Graphjet Technology SDN BHD, a wholly owned subsidiary of the Company (the “Purchaser”). Pursuant to the Sale and Purchase Agreement, the Purchaser will buy the property from which the Company currently operates from, which is owned by the Vendor. As payment for the property to the Vendor, the Company agreed to issue 97,462,455 of its ordinary shares at a per share price of USD$ 0.074, to Tan Chin Teong, which is 1,624,375 post-Share Consolidation Shares. On August 25, 2025, the Company issued 528,464 post-Share Consolidation shares to Tan Chin Teong.

On August 25, 2025, the Share Consolidation became effective, causing every 60 ordinary shares issued and outstanding to automatically be combined into one ordinary share. The Share Consolidation did not affect any shareholder’s percentage ownership, except for adjustments that resulted from the treatment of fractional shares, which were rounded up to the nearest whole share. Further, the par value of the ordinary shares was reduced from $0.0001 per share to $0.006 per share.

Note 20 - Subsequent Events

The Company has evaluated all events that occurred after September 30, 2024 through the date the consolidated financial statements were available for issuance and identified the following subsequent events occurred that would require recognition or disclosure in the Company’s consolidated financial statements.

On November 1, 2024, the Company successfully completed a fundraising exercise amounting to approximately $1.4 million (MYR 6 million) gross proceeds from new external shareholders. In connection with this fundraising, the Company issued a total of 653,081 Class A ordinary shares to unrelated third-party investors.

On February 28, 2025, Graphjet received a notification letter (the “Notice”) from the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) indicating that, as a result of (i) the Company’s delay in filing its Quarterly Report on Form 10-K for the period ended September 30, 2024 (the “Initial Delinquent Filing”) with the Securities and Exchange Commission (the “SEC”) and (ii) the Company’s delay in filing its Annual Report on Form 10-Q for the period ended December 31, 2024 (the “Second Delinquent Filing”), the Company is not in compliance with the requirements for continued listing under Nasdaq Listing Rule 5250(c)(1) (the “Listing Rule”).

The Notice states that the Company has 60 calendar days, or until April 29, 2025, to submit a plan to regain compliance with the Listing Rule with respect to the delinquent reports. On April 29, 2025, Graphjet had submitted the plan to regain compliance.

On April 30, 2025, the Company signed a debt settlement agreement with Lim Hooi Beng to settle the amount of $2,152,588 (RM 8,872,969) owing via the issuance of Class A ordinary shares in two tranches: 1. RM 13,000,000 value of shares 12 months from the date of the agreement, and 2. RM 20,000,000 value of shares 24 months from the date of the agreement.

On April 30, 2025, the Company signed a debt settlement agreement with Liu Yu to settle the amount owing of $1,486,704 in the following manner: 1. payment of $221,593 12 months from the date of the agreement; 2. payment of $702,610 24 months from the date of the agreement, and; as part of his severance and interest due, $1 million which shall fall due 24 months from the date of agreement and shall be repaid in 10 consecutive monthly instalments of $100,000 each, payable on the first day of each calendar month commencing from the due date.

On May 15, 2025, Graphjet Technology and Aiden Lee Ping Wei entered into a Warrant Subscription Agreement, pursuant to which Graphjet Technology issued 20,000,000 warrants to purchase up to 200,000,000 of the Company’s Class A ordinary shares, at an exercise price of $0.055 to Aiden Lee Ping Wei.

On May 22, 2025, the Company issued an additional 322,567 Class A Ordinary Shares to Joseph Rallo and 322,568 Class A Ordinary Shares to D. Boral Capital LLC. The issuance is part an adjustment between the agreed share price of USD10.00 per share and the lowest VWAP for a 5-day period up to the registration of the 202,500 Class A Ordinary Shares issued earlier to satisfy $2,025,000 due pursuant to the Satisfaction and Discharge of Indebtedness between the Company, Graphjet Technology Sdn Bhd and EF Hutton LLC.

On June 4, 2025, the Company received a determination letter (the “Determination”) from Nasdaq advising the Company that Nasdaq had determined that the Company had not provided a definitive plan evidencing its ability to achieve compliance with the “Listing Rule” before July 15, 2025. The Determination stated that, as a result, (i) the Company’s request for continued listing on Nasdaq was denied,(ii) the trading of the Company’s Class A Ordinary Shares would be suspended at the opening of business on June 13, 2025 and (iii)a Form 25-NSE would be filed with the Securities and Exchange Commission (the “SEC”),which will remove the Company’s securities from listing and registration on Nasdaq.

On June 11, 2025, the Company submitted an appeal to Nasdaq requesting a hearing before the Hearings Panel (the “Panel”) pursuant to the procedures set forth in the Nasdaq Listing Rule 5800 Series. The Company intends to present to the Panel its plan to regain and thereafter maintain compliance with the Listing Rule. The hearing request stays the suspension of the Company’s securities and the filing of the Form 25-NSE for a period of 15 days from the date of the request. In connection with the hearing request, the Company also requested a stay of the suspension pending the hearing.